Intangible Assets, net (Details Textuals)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.34%
Weighted average cost of capital	20.87%
Tax rate effect of impairment of goodwill	26.98%